Nature of Operations and Items Impacting Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain by Transactions Component
The following represents a summary of the amortization of deferred gains recognized within the financial statements for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Amortization of deferred gains	$13.6	$46.4	$90.0